Bank loans (Details Narrative)				6 Months Ended
	Jan. 19, 2024	Nov. 04, 2022 SGD ($)	Aug. 11, 2022 SGD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Debt Disclosure [Abstract]
Debt instrument term	36 months	5 years	5 years
Unsecured debt		$ 500,000	$ 270,000
Debt instrument maturity date		November 2027	August 2027
Interest rate		7.75%	4.75%
Bank loan carrying amount				$ 81,852			$ 106,508	$ 133,979
Interest expenses				$ 2,244	$ 2,919	$ 4,916